Prepaid expenses and other receivables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Prepaid expenses and other receivables
Prepaid expenses	$ 1,781	¥ 12,257	¥ 17,294
VAT tax receivables	151	1,036	798
Other receivables	614	4,231	6,320
Total prepaid expenses and other receivables	$ 2,546	¥ 17,524	¥ 24,412